Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Convertible Notes
Schedule of notes outstanding prior to their conversion

Secured Convertible Notes
$2.0 million face value secured convertible note due January 24, 2012
$0.5 million face value secured convertible note due January 24, 2012
$2.5 million face value secured convertible note due April 24, 2012
$1.5 million face value secured convertible note due August 3, 2012
$1.5 million face value secured convertible note due September 18, 2012

Schedule of allocation of the proceeds from the convertible notes on the financing dates

Outstanding Warrants	Exercise Price ($)	Expiration	Notes
1,000	2.25 – 4.04	2018
1,787,171	4.05	2018	See Note 1 below
307,424	6.00 – 17.00	2017, 2019	See Note 2 below
159,468	62.50 – 251.00	2014 - 2018
2,255,063

Note 1: In conjunction with the February 12, 2014 capital raise the strike price on the 1,787,171 Buffalo warrants was reduced from $4.05 to $3.50 and we issued Buffalo Management 280,841 additional warrants with a strike price of $3.50 pursuant to the full ratchet anti-dilution provision.

Note 2: we have agreed to adjust the exercise price on the 172,117 of these warrants currently held by the Karlsson Group to the lowest price per share of our common stock sold between November 14, 2013 and March 10, 2014, but in no event higher than the current exercise price of $12.50 per share on the 112,117 warrants issued on May 30, 2012 and $6.00 per share on the 60,000 warrant issued on June 26, 2013. At December 31, 2013, we estimated the fair value of these 172,117 warrants using the binomial-lattice-based valuation model and a range of potential adjusted exercises prices.  We then weighted the probability of each outcome to arrive at our estimate of fair value at December 31, 2013.

Secured Convertible Notes	Merkin Note $2.0 million Face Value	COR Note $0.5 million Face Value	Hexagon Note $2.5 million Face Value	Avalon Note $1.5 million Face Value	Second Hexagon Note $1.5 million Face Value
	(thousands)	(thousands)	(thousands)	(thousands)	(thousands)
Proceeds	$(2,000)	$(500)	$(2,500)	$(1,500)	$(1,500)
Compound embedded derivative	10,068	333	460	708	432
Warrant derivative liability	—	—	3,954	5,147	2,135
Day-one derivative loss	(8,068)	—	(1,914)	(4,355)	(1,067)
Carrying value	$—	$(167)	$—	$—	$—